Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Value Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,301,700	24,615,147
Interactive Media & Services 1.6%
Alphabet, Inc., Class A(a)	410,200	36,942,612
Media 2.3%
Comcast Corp., Class A	1,424,500	52,948,665
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc.(a)	270,300	38,431,254
Total Communication Services		152,937,678
Consumer Discretionary 7.1%
Hotels, Restaurants & Leisure 3.2%
Darden Restaurants, Inc.	244,500	34,961,055
Las Vegas Sands Corp.(a)	666,300	38,292,261
Total		73,253,316
Household Durables 0.9%
Toll Brothers, Inc.	349,874	20,971,447
Specialty Retail 1.8%
Gap, Inc. (The)	1,734,180	22,561,682
Home Depot, Inc. (The)	61,750	18,311,345
Total		40,873,027
Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss & Co., Class A	1,460,716	26,205,245
Total Consumer Discretionary		161,303,035
Consumer Staples 7.5%
Beverages 1.4%
Coca-Cola Co. (The)	540,400	32,159,204
Food & Staples Retailing 2.2%
Walmart, Inc.	351,213	49,917,904
Household Products 2.0%
Procter & Gamble Co. (The)	333,900	45,931,284
Tobacco 1.9%
Philip Morris International, Inc.	447,178	43,510,419
Total Consumer Staples		171,518,811
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.1%
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp.	255,300	41,044,581
ConocoPhillips Co.	493,900	51,044,565
EOG Resources, Inc.	396,329	44,793,103
Valero Energy Corp.	369,100	48,621,543
Total		185,503,792
Total Energy		185,503,792
Financials 20.0%
Banks 8.6%
Bank of America Corp.	1,495,243	51,286,835
JPMorgan Chase & Co.	537,100	76,993,285
PNC Financial Services Group, Inc. (The)	245,001	38,690,558
Truist Financial Corp.	661,200	31,043,340
Total		198,014,018
Capital Markets 5.6%
Bank of New York Mellon Corp. (The)	669,200	34,048,896
Goldman Sachs Group, Inc. (The)	63,900	22,470,435
Intercontinental Exchange, Inc.	280,200	28,524,360
Morgan Stanley	441,438	42,598,767
Total		127,642,458
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B(a)	189,838	57,934,761
Insurance 3.3%
Chubb Ltd.	217,500	45,896,850
Marsh & McLennan Companies, Inc.	178,400	28,925,776
Total		74,822,626
Total Financials		458,413,863
Health Care 15.6%
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.(a)	119,500	11,901,005
Vertex Pharmaceuticals, Inc.(a)	162,300	47,114,067
Total		59,015,072
2	Columbia Large Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	610,200	24,377,490
Becton Dickinson and Co.	123,000	28,849,650
Total		53,227,140
Health Care Providers & Services 4.5%
Cigna Corp. (The)	168,800	49,306,480
CVS Health Corp.	398,166	33,262,788
Elevance Health, Inc.	45,100	21,182,117
Total		103,751,385
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	564,000	38,893,440
Johnson & Johnson	428,900	65,733,214
Merck & Co., Inc.	345,300	36,684,672
Total		141,311,326
Total Health Care		357,304,923
Industrials 10.5%
Aerospace & Defense 1.6%
Northrop Grumman Corp.	79,300	36,803,923
Air Freight & Logistics 1.3%
FedEx Corp.	149,845	30,451,501
Airlines 1.2%
Alaska Air Group, Inc.(a)	572,300	27,373,109
Building Products 1.6%
Trane Technologies PLC	195,300	36,124,641
Machinery 3.6%
AGCO Corp.	212,100	29,865,801
Ingersoll Rand, Inc.	408,063	23,696,218
Stanley Black & Decker, Inc.	344,400	29,484,084
Total		83,046,103
Road & Rail 1.2%
Norfolk Southern Corp.	118,866	26,723,454
Total Industrials		240,522,731
Information Technology 8.9%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,055,200	51,092,784
IT Services 1.1%
MasterCard, Inc., Class A	68,500	24,337,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	44,637	26,527,323
GlobalFoundries, Inc.(a)	476,403	31,128,172
Lam Research Corp.	60,100	29,209,201
Total		86,864,696
Software 1.0%
Microsoft Corp.	89,200	22,248,264
Technology Hardware, Storage & Peripherals 0.8%
Western Digital Corp.(a)	486,700	18,728,216
Total Information Technology		203,271,325
Materials 5.7%
Chemicals 4.3%
Eastman Chemical Co.	324,500	27,647,400
FMC Corp.	238,300	30,776,445
Linde PLC	116,500	40,585,105
Total		99,008,950
Metals & Mining 1.4%
Freeport-McMoRan, Inc.	774,562	31,733,805
Total Materials		130,742,755
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 3.9%
American Tower Corp.	148,016	29,308,648
Prologis, Inc.	279,963	34,547,434
Welltower, Inc.	349,686	25,918,727
Total		89,774,809
Total Real Estate		89,774,809
Utilities 3.9%
Electric Utilities 1.3%
Xcel Energy, Inc.	464,908	30,019,110
Multi-Utilities 2.6%
Ameren Corp.	363,881	30,096,597
DTE Energy Co.	274,400	30,104,424
Total		60,201,021
Total Utilities		90,220,131
Total Common Stocks (Cost $1,500,783,525)		2,241,513,853

Columbia Large Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2023 (Unaudited)
Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.(b)
12/15/2025	0.000%	27,961,000	17,825,138
Total Convertible Bonds (Cost $27,692,183)			17,825,138

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(c),(d)	31,017,067	31,004,660
Total Money Market Funds (Cost $31,001,338)		31,004,660
Total Investments in Securities (Cost: $1,559,477,046)		2,290,343,651
Other Assets & Liabilities, Net		(85,877)
Net Assets		2,290,257,774
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	38,639,026	182,296,721	(189,934,409)	3,322	31,004,660	(6,737)	538,804	31,017,067
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Value Fund | Third Quarter Report 2023

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3QT138_05_N01_(04/23)